PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,
	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Leasehold buildings	2,948	2,948	2,318
Leasehold improvements	910	910	715
Plant and machinery	4,380	4,380	3,444
Equipment, furniture and fittings	2,883	3,005	2,363
Subtotal	11,121	11,243	8,840
Less: accumulated depreciation	(7,063)	(7,400)	(5,819)
Property, plant and equipment, net	4,058	3,843	3,021